UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington,  D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Harriet Villanueva
Title:	Portfolio Administrator
Phone:	212-409-2111
Signature, Place, and Date of Signing:
Harriet Villanueva,  New York, New York    May 12, 2000

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             71

Form 13F Information Table Value Total:		     236,707


FORM 13F INFORMATION TABLE

VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------
 --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      408
11600 SH       SOLE                                      11600
America Online, Inc.           COM              02364J104      486
7200 SH       SOLE                                       7200
American Express Inc.          COM              025816109      358
2403 SH       SOLE                                       2403
American Home Products         COM              026609107     1458
27130 SH       SOLE                                      27130
American International Group   COM              026874107     4402
40197 SH       SOLE                                      40197
Applied Materials Inc.         COM              038222105     7366
78150 SH       SOLE                                      78150
Automatic Data Processing      COM              053015103      695
14400 SH       SOLE                                      14400
Avalonbay Communities, Inc. SB COM              053373106      317
8659 SH       SOLE                                       8659
Banc One Corp.                 COM              06423a103      407
11800 SH       SOLE                                      11800
Bank of New York               COM              064057102     2126
51150 SH       SOLE                                      51150
Bellsouth Corp.                COM              079860102      347
7400 SH       SOLE                                       7400
Bristol-Myers Squibb           COM              110122108      739
12734 SH       SOLE                                      12734
CBS Corporation                COM              12490K107     1027
18129 SH       SOLE                                      18129
Chevron Corp.                  COM              166751107      259
2800 SH       SOLE                                       2800
Cisco Systems                  COM              17275R102    26114
337768 SH       SOLE                                     337768
Citigroup Inc.                 COM              172967101     1780
29722 SH       SOLE                                      29722
Coca-Cola Co.                  COM              191216100      803
17100 SH       SOLE                                      17100
Costco Wholesale Corp.         COM              22160q102     1095
20840 SH       SOLE                                      20840
Cox Communications, Inc.       COM              224044107     3099
63900 SH       SOLE                                      63900
EMC Corp.                      COM              268648102    13469
106900 SH       SOLE                                     106900
Eli Lilly & Co.                COM              532457108     1486
23725 SH       SOLE                                      23725
Equity Residential Properties  COM              29476L107      841
20915 SH       SOLE                                      20915
Europe Fund, Inc.              COM              29874M103     1891
 105800 SH       SOLE                                     105800
Exxon Mobil Corporation        COM              30231G102     2375
30473 SH       SOLE                                      30473
Fannie Mae                     COM              313586109     3501
61900 SH       SOLE                                      61900
First Data Corp                COM              319963104     4697
105846 SH       SOLE                                     105846
France Growth Fund, Inc.       COM              35177K108      938
57300 SH       SOLE                                      57300
GTE Corp.                      COM              362320103      319
4500 SH       SOLE                                       4500
General Electric               COM              369604103     7932
50970 SH       SOLE                                      50970
Gillette Co.                   COM              375766102      501
13302 SH       SOLE                                      13302
Hewlett-Packard                COM              428236103      531
4000 SH       SOLE                                       4000
Home Depot                     COM              437076102     7066
109550 SH       SOLE                                     109550
Infinity Broadcasting Corp. Cl COM              45662S102     2637
81440 SH       SOLE                                      81440
Intel Corp.                    COM              458140100     2804
21255 SH       SOLE                                      21255
International Business Machine COM              459200101      478
4050 SH       SOLE                                       4050
John Hancock Bank & Thrift Opp COM              409735107     1498
215980 SH       SOLE                                     215980
Kansas City Southern Industrie COM              485170104     3743
43560 SH       SOLE                                      43560
Kent Electronics Corp.         COM              490553104     2618
89700 SH       SOLE                                      89700
Lincare Holdings               COM              532791100     2203
 77635 SH       SOLE                                      77635
Lucent Technologies Inc        COM              549463107     2360
38525 SH       SOLE                                      38525
MSDW Emerging Markets Fund, In COM              61744G107
803    46210 SH       SOLE                                      46210
Manor Care, Inc. (N/C HCR Mano COM              421937103
1092    80910 SH       SOLE                                      80910
Mattell, Inc.                  COM              577081102      675
64290 SH       SOLE                                      64290
Merck & Co, Inc.               COM              589331107     3308
53249 SH       SOLE                                      53249
Microsoft Corp.                COM              594918104     8628
81202 SH       SOLE                                      81202
Motorola Inc.                  COM              620076109    10298
70537 SH       SOLE                                      70537
North Fork Bancorp, Inc.       COM              659424105      363
20309 SH       SOLE                                      20309
Omnicare, Inc.                 COM              681904108     1100
91200 SH       SOLE                                      91200
Omnicom Group, Inc.            COM              681919106     2275
24300 SH       SOLE                                      24300
Pepsico Inc.                   COM              713448108      241
6900 SH       SOLE                                       6900
Pfizer Inc.                    COM              717081103     6663
182225 SH       SOLE                                     182225
Procter & Gamble               COM              742718109     1552
27464 SH       SOLE                                      27464
Quest Diagnostics, Inc.        COM              74834L100     4400
110680 SH       SOLE                                     110680
Royal Dutch Petroleum          COM              780257804      202
3500 SH       SOLE                                       3500
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     4448
48750 SH       SOLE                                      48750
Schlumberger Ltd.              COM              806857108      630
 8240 SH       SOLE                                       8240
Scientific-Atlanta, Inc.       COM              808655104     8855
140000 SH       SOLE                                     140000
Scudder New Asia Fund, Inc.    COM              811183102      330
 18100 SH       SOLE                                      18100
Seagate Technology             COM              811804103     4844
 78450 SH       SOLE                                      78450
Staples Inc.                   COM              855030102     3061
 153040 SH       SOLE                                     153040
Symbol Technologies Inc.       COM              871508107    14455
 175613 SH       SOLE                                     175613
Target Corp.                   COM              87612E106      359
  4800 SH       SOLE                                       4800
Texaco Inc.                    COM              881694103      269
   4996 SH       SOLE                                       4996
Texas Instruments, Inc.        COM              882508104    16368
 102300 SH       SOLE                                     102300
Time Warner Inc.               COM              887315109    10007
 100070 SH       SOLE                                     100070
Vodafone Airtouch PLC          COM              92857T107     4707
 84710 SH       SOLE                                      84710
Wal-Mart Stores                COM              931142103     2242
  39675 SH       SOLE                                      39675
Warner-Lambert Co.             COM              934488107      630
 6450 SH       SOLE                                       6450
Williams Cos                   COM              969457100      264
6000 SH       SOLE                                       6000
Worldcom, Inc. (N/C MCI Worldc COM              55268B106     6206
 136953 SH       SOLE                                     136953
Xerox Corp.                    COM              984121103      260
10000 SH       SOLE                                      10000